SHORT-TERM DEBT	12 Months Ended
Dec. 31, 2017
SHORT-TERM DEBT
SHORT-TERM DEBT
9. SHORT-TERM DEBT

	As of December 31,
	2016	2017
Short-term borrowings	620,105,995	928,846,417
Long-term borrowings, current portion (Note 10)	306,113,338	1,728,599,440
Total	926,219,333	2,657,445,857

Short-term borrowings

	As of December 31,
	2016	2017
Notes payable	363,983,800	253,259,200
Short-term bank borrowings guaranteed by the Founder and his spouse	75,000,000	-
Short-term bank borrowings	181,122,195	675,587,217
Total short-term bank borrowings	620,105,995	928,846,417

Notes payable

The Company is required to maintain a certain balance of cash deposit in designated bank accounts for the notes payable outstanding as of December 31, 2017. Such required cash deposit of RMB115,000,000 and US$11,500,000 (equivalent to RMB75,143,300) was classified as restricted cash on the consolidated balance sheet.

Short-term bank borrowings guaranteed by the Founder and his spouse

In February 2016, the Company entered into a short-term loan facility agreement with a bank for which a total loan facility up to RMB25,000,000 was made available to the Company. As of December 31, 2016, the principal amount outstanding under this agreement was RMB25,000,000, bearing an interest rate of 4.698% per annum. This short-term borrowing was guaranteed by the Founder of the Company, Ray Ruiping Zhang, and his spouse, Suping Han. This short-term borrowing was fully repaid during the year ended December 31, 2017.

In October 2016, the Company entered into a short-term loan facility agreement with a bank for which a total loan facility up to RMB50,000,000 was made available to the Company. As of December 31, 2016, the principal amount outstanding under this agreement was RMB50,000,000, bearing an interest rate of 4.35% per annum. This short-term borrowing was guaranteed by the Founder of the Company, Ray Ruiping Zhang, and his spouse, Suping Han. It was fully repaid during the year ended December 31, 2017.

Short-term bank borrowings

In 2016, the Company entered into four short-term loan agreements with a bank for an aggregate principal amount of RMB100,000,000. As of December 31, 2016, the principal amount outstanding under these agreements were RMB50,000,000, RMB10,000,000, RMB10,000,000 and RMB30,000,000 respectively, bearing same interest rates of 4.35% per annum. These borrowings were fully repaid during the year ended December 31, 2017. During 2017, the Company entered into another five short-term loan facility agreements with the same bank for aggregate principal amounts of RMB150,000,000. As of December 31, 2017, the principal amounts outstanding under this agreement were RMB30,000,000, RMB50,000,000, RMB20,000,000, RMB30,000,000 and RMB20,000,000 respectively, bearing interest rates of 4.35%, 4.35%, 4.785%, 4.785% and 4.785% per annum.

In April 2016, the Company entered into a short-term borrowing agreement with a bank for an aggregate principal amount of RMB30,000,000. As of December 31, 2016, the principal amount outstanding under this agreement was RMB30,000,000, bearing an interest rate of 4.1325% per annum. This short-term borrowing was fully repaid during the year ended December 31, 2017. In May 2017, the Company entered into another short-term loan agreement with the same bank for an aggregate principal amount of RMB50,000,000. As of December 31, 2017, the principal amount outstanding under this agreement was RMB50,000,000, bearing an interest rate of 4.35% per annum.

In August 2016, the Company entered into a short-term loan facility agreement with a bank for which a total loan facility up to RMB25,000,000 was made available to the Company. As of December 31, 2016, the principal amount outstanding under this agreement was RMB25,000,000, bearing an interest rate of 4.35% per annum. This short-term borrowing was fully repaid during the year ended December 31, 2017.

In July 2017, the Company entered into a short-term loan facility agreement with a bank for which a total loan facility up to RMB240,000,000 was made available to the Company. As of December 31, 2017, the principal amount outstanding under this agreement were RMB45,728,059, bearing an interest rate of 5.0025% per annum.

In November 2017, the Company entered into two short-term borrowing agreements with a bank for an aggregate principal amount of RMB400,000,000. As of December 31, 2017, the principal amount outstanding under these two agreements were RMB200,000,000 and RMB200,000,000 respectively, bearing the same interest rate of 4.1325% per annum. In conjunction with these two loan agreements, the Company needs to deposit US$64,580,000 (equivalent to RMB421,978,636) in the designated bank account during the period of the borrowing, and such deposit was classified as restricted cash as of December 31, 2017.

In 2016, in connection with the purchase of vehicles, the Company entered into short-term borrowing agreements with a third-party financing company for an aggregate principal amount of RMB30,000,000. Principal and interest are payable monthly and these borrowings bear interest at 4.82% per annum. As of December 31, 2016, total principal amounts outstanding under these agreements were RMB26,122,195, which were fully repaid in year ended December 31, 2017. In May 2017, the third-party financing company increased the credit limit to RMB50,000,000. Principal and interest are payable monthly and the borrowings bear interest at 4.82% per annum. As of December 31, 2017, total principal amounts outstanding under these agreements were RMB29,859,158.

The weighted average interest rate on short-term bank borrowings was 3.66% and 4.44% for the years ended December 31, 2016 and December 31, 2017, respectively.